Offerings	May 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per ordinary share
Amount Registered | shares	435,416
Proposed Maximum Offering Price per Unit	6.26
Maximum Aggregate Offering Price	$ 2,725,704.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 376.42
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional ordinary shares, no par value per ordinary share (the “Ordinary Shares”), of Lifeward Ltd. (the "Registrant") that become issuable pursuant to the Lifeward Ltd. 2025 Incentive Compensation Plan, as amended (the "2025 Plan"), by reason of any stock split, stock dividend or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding Ordinary Shares. (2). Represents 435,416 Ordinary Shares that are issuable under the Amendment No. 1 to the 2025 Plan, which was adopted by the Registrant's Board of Directors on January 5, 2026 and approved by the Registrant's shareholders at the Extraordinary General Meeting of Shareholders on March 12, 2026. Ordinary Shares available for issuance under the 2025 Plan were previously registered on a Registration Statement on Form S-8 (File No. 333-289840) filed with the United States Securities and Exchange Commission on August 25, 2025. (3). Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The proposed maximum offering price per share is calculated on the basis of the average of the high and low prices of the Registrant’s Ordinary Shares as reported on the Nasdaq Capital Market on May 19, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per ordinary share
Amount Registered | shares	33,333
Proposed Maximum Offering Price per Unit	14.70
Maximum Aggregate Offering Price	$ 489,995.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 67.67
Offering Note	(2) Estimated pursuant to Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per Ordinary Share and proposed maximum aggregate offering price are calculated on the basis of the exercise price of the inducement stock option award. (2) Represents the aggregate number of Ordinary Shares of the Registrant issuable upon the exercise of options granted to the Registrant's President and Chief Executive Officer, as an inducement material to entry into employment with the Registrant under Nasdaq Listing Rule 5635(c)(4).